Stockholders' Equity (Additional Information) (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares shares	May 28, 2015 USD ($) $ / shares shares	Apr. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	Mar. 31, 2016 vote series shares
Class of Stock [Line Items]
Issuance of common stock and warrants for cash | $				$ 12,459	$ 31,812
Common stock, shares authorized (in shares)	300,000,000			300,000,000	300,000,000	300,000,000
Common stock, shares issued (in shares)	23,383,125			23,383,125	15,743,541	36,639,383
Voting rights per share (in votes) | vote						1
Number of series of preferred stock authorized | series						4
Common Stock
Class of Stock [Line Items]
Shares issued (in shares)	2,048,780	3,626,179	4,375,000
Share price (in dollars per share) | $ / shares	$ 2.05	$ 2.50	$ 8.00	$ 2.05
Issuance of common stock and warrants for cash | $	$ 3,878	$ 8,442	$ 31,800